UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     Elliott Davis Investment Advisory Services, LLC
Address:  124 Verdae Blvd. Suite 504
          Greenville, SC 29607

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Allen Gillespie
Title: Chief Operating Officer
Phone: (864) 288-2849

Signature, Place, and Date of Signing:

/s/ Allen Gillespie            Greenvillle, SC         2/13/12
---------------------------   -------------------    --------------
[Signature]                   [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number Name

      28-_________ ________________________________________
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE



Report Summary:




Number of Other Included Managers:            0
                                         -----------

Form 13F Information Table Entry Total:      69
                                         -----------

Form 13F Information Table Value Total:    94,710
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      No. Form 13F File Number Name

      ____ 28-_________ ________________________________________

      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE
                               DECEMBER 31, 2011

          COLUMN 1            COLUMN 2           COLUMN 3     COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8

                              TITLE OF                         VALUE    SHRS OR SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER           CLASS              CUSIP     (X*$1000)  PRN AMT PRN CALL DISCRETION MANAGERS  SOLE    SHARED   NONE
       --------------         --------             -----     ---------  ------- --- ---- ---------- --------  ----    ------   ----
AT&T INC                      COM               00206R 10 2       895    29,581 SH          SOLE                              29,581
AETNA INC NEW                 COM               00817Y 10 8       220     5,209 SH          SOLE               1,920           3,289
APPLE INC                     COM               037833 10 0       606     1,496 SH          SOLE                 216           1,280
BB&T CORP                     COM               054937 10 7       376    14,933 SH          SOLE              12,122           2,811
BANK OF AMERICA CORPORATION   COM               060505 10 4       198    35,641 SH          SOLE              10,011          25,630
BERKSHIRE HATHAWAY INC DEL    CL B NEW          084670 70 2       248     3,250 SH          SOLE               2,050           1,200
BOSTON SCIENTIFIC CORP        COM               101137 10 7       152    28,441 SH          SOLE              12,071          16,370
BRISTOL MYERS SQUIBB CO       COM               110122 10 8       276     7,837 SH          SOLE                 167           7,670
CAMERON INTERNATIONAL CORP    COM               13342B 10 5       222     4,508 SH          SOLE                               4,508
CATERPILLAR INC DEL           COM               149123 10 1       485     5,354 SH          SOLE               2,211           3,143
CHEVRON CORP NEW              COM               166764 10 0       537     5,048 SH          SOLE                 288           4,761
COCA COLA CO                  COM               191216 10 0       437     6,245 SH          SOLE                 392           5,853
DISNEY WALT CO                COM DISNEY        254687 10 6       241     6,437 SH          SOLE                 500           5,937
DUKE ENERGY CORP NEW          COM               26441C 10 5       680    30,897 SH          SOLE               3,613          27,284
EXXON MOBIL CORP              COM               30231G 10 2     1,260    14,861 SH          SOLE               1,264          13,597
FIRST FINL HLDGS INC          COM               320239 10 6        99    11,112 SH          SOLE                              11,112
GENERAL ELECTRIC CO           COM               369604 10 3       566    31,583 SH          SOLE               2,555          29,028
HOME DEPOT INC                COM               437076 10 2       200     4,759 SH          SOLE               1,900           2,859
INTEL CORP                    COM               458140 10 0       452    18,655 SH          SOLE               5,197          13,458
INTERNATIONAL BUSINESS MACHS  COM               459200 10 1       516     2,808 SH          SOLE                 100           2,708
ISHARES TR                    BARCLYS TIPS BD   464287 17 6    13,990   119,894 SH          SOLE              18,033         101,860
ISHARES TR                    MSCI EMERG MKT    464287 23 4       392    10,341 SH          SOLE               8,355           1,986
ISHARES TR                    BARCLYS 7-10 YR   464287 44 0     1,006     9,528 SH          SOLE               2,619           6,909
ISHARES TR                    MSCI EAFE INDEX   464287 46 5       460     9,293 SH          SOLE                               9,293
ISHARES TR                    RUSSELL1000VAL    464287 59 8     1,413    22,258 SH          SOLE               2,277          19,981
ISHARES TR                    RUSSELL1000GRW    464287 61 4     1,071    18,528 SH          SOLE               1,191          17,337
ISHARES TR                    RUSL 2000 VALU    464287 63 0     2,694    41,049 SH          SOLE               5,740          35,309
ISHARES TR                    RUSL 2000 GROW    464287 64 8     2,832    33,623 SH          SOLE               5,308          28,315
ISHARES TR                    S&PCITI1-3YRTB    464288 12 5       310     3,194 SH          SOLE                 712           2,482
ISHARES TR                    S&P SH NTL AMTFR  464288 15 8       993     9,300 SH          SOLE                               9,300
ISHARES TR                    JPMORGAN USD      464288 28 1     1,187    10,811 SH          SOLE               1,500           9,311
ISHARES TR                    BARCLYS CR BD     464288 62 0       873     8,008 SH          SOLE               3,231           4,777
ISHARES TR                    BARCLYS INTER CR  464288 63 8     1,023     9,543 SH          SOLE               4,874           4,669
ISHARES TR                    BARCLYS 1-3YR CR  464288 64 6     1,202    11,531 SH          SOLE               6,441           5,090
ISHARES TR                    BARCLYS 3-7 YR    464288 66 1       668     5,471 SH          SOLE               1,702           3,769
ISHARES TR                    US PFD STK IDX    464288 68 7       263     7,397 SH          SOLE               2,000           5,397
JOHNSON & JOHNSON             COM               478160 10 4       507     7,724 SH          SOLE               1,162           6,563
KKR FINANCIAL HLDGS LLC       COM               48248A 30 6       131    14,950 SH          SOLE              14,950
MARKET VECTORS ETF TR         MKTVEC INTMUETF   57060U 84 5       210     9,186 SH          SOLE                               9,186
MCDONALDS CORP                COM               580135 10 1       229     2,283 SH          SOLE                               2,283
MICROSOFT CORP                COM               594918 10 4       445    17,150 SH          SOLE               5,440          11,710
NEWMONT MINING CORP           COM               651639 10 6       209     3,483 SH          SOLE               2,053           1,430
NEXTERA ENERGY INC            COM               65339F 10 1       219     3,592 SH          SOLE                               3,592
PDL BIOPHARMA INC             COM               69329Y 10 4        65    10,512 SH          SOLE               1,483           9,029
PEPSICO INC                   COM               713448 10 8       459     6,921 SH          SOLE                 549           6,372
PFIZER INC                    COM               717081 10 3       208     9,629 SH          SOLE               3,286           6,343
PIMCO ETF TR                  INTER MUN BD ST   72201R 86 6       227     4,266 SH          SOLE                               4,266
POWERSHARES ETF TRUST         FINL PFD PTFL     73935X 22 9     9,423   584,565 SH          SOLE             130,425         454,140
POWERSHARES GLOBAL ETF TRUST  I-30 LAD TREAS    73936T 52 4       239     7,357 SH          SOLE                 116           7,241
POWERSHARES GLOBAL ETF TRUST  AGG PFD PORT      73936T 56 5       569    41,589 SH          SOLE                              41,589
PROCTER & GAMBLE CO           COM               742718 10 9       528     7,920 SH          SOLE               1,474           6,446
PUTMAN HIGH INCOME SEC FUND   SHS BEN INT       746779 10 7       121    15,750 SH          SOLE              15,750
RYDEX ETF TRUST               S&P500 PUR GRW    78355W 40 3     5,678   131,311 SH          SOLE              17,589         113,722
SPDR SERIES TRUST             NUVN BR SHT MUNI  78464A 42 5     1,120    46,027 SH          SOLE                              46,027
SPDR SERIES TRUST             DB INT GVT ETF    78464A 49 0       247     4,351 SH          SOLE                  99           4,252
SPDR SERIES TRUST             S&P DIVID ETF     78464A 76 3       200     3,714 SH          SOLE               1,970           1,743
SCHLUMBERGER LTD              COM               806857 10 8       313     4,587 SH          SOLE               2,039           2,548
SOUTHERN CO                   COM               842587 10 7       377     8,146 SH          SOLE                               8,146
SPECTRA ENERGY CORP           COM               847560 10 9       310    10,096 SH          SOLE               1,145           8,951
STRYKER CORP                  COM               863667 10 1       268     5,400 SH          SOLE               5,400
TIFFANY & CO NEW              COM               886547 10 8       285     4,300 SH          SOLE               4,300
UNITED TECHNOLOGIES CORP      COM               913017 10 9       331     4,528 SH          SOLE                 200           4,328
VANGUARD BD INDEX FD INC      INTERMED TERM     921937 81 9       369     4,238 SH          SOLE                               4,238
VANGUARD BD INDEX FD INC      SHORT TRM BOND    921937 82 7     1,067    13,205 SH          SOLE               3,386           9,819
VANGUARD BD INDEX FD INC      TOTAL BND MRKT    921937 83 5    22,503   269,370 SH          SOLE              39,479         229,891
VANGUARD INDEX FDS            GROWTH ETF        922908 73 6       226     3,658 SH          SOLE                               3,658
VANGUARD INDEX FDS            VALUE ETF         922908 74 4     7,906   150,612 SH          SOLE              22,590         128,022
VERIZON COMMUNICATIONS INC    COM               92343V 10 4       468    11,654 SH          SOLE               1,412          10,242
YAHOO INC                     COM               984332 10 6       210    13,038 SH          SOLE               6,054           6,984